STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

7. STOCKHOLDERS’ EQUITY

Upon formation, the authorized capital of the Company was 100,000,000 shares consisting of 100,000,000 shares of common stock, par value $0.0001.

Common Stock

The Company’s common shares do not include any dividend or liquidation preferences, participation rights, call prices or unusual voting rights.

Common Stock Sales

During the three months ended June 30, 2026, the Company sold 85,000 shares of Company stock for net proceeds of $255,000. The 85,000 shares of common stock were not issued as of the date of this filing.

During the three months ended the Company collected $100,000 for prior quarter common stock sales and issuances.

During the nine months ended June 30, 2026, the Company sold 729,000 shares of Company stock for net proceeds of $577,000. Of these 729,000 shares of common stock, 85,000 shares of common stock were not issued as of the date of this filing.

Share Cancellation

During October of 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. The cancellation was not given retroactive effect on the balance sheet as, pursuant to SAB Topic 4.C, it was not a stock dividend, stock split or reverse split.

Stock Option Cancellations

During October of 2025, the Company cancelled 4,531,738 stock options, including 2,426,488 stock options that were issued to five individuals. The Company recorded an immaterial amount of incremental stock-based compensation expense related to these cancellations.

Stock Option Exercises

During the nine months ended June 30, 2026, the Company issued 2,016,097 shares of common stock upon the exercise of stock options at a weighted average exercise price of $0.03, resulting in proceeds of approximately $65,000.

Common Stock Issued for Services

During the three months ended March 31, 2026, the Company entered into an agreement with a service provider for to settle an existing obligation through the future issuance of 103,065 shares resulting in the settlement of liabilities totaling $51,533. No gain or loss was recognized from recognition of the transaction. These 103,065 shares of common stock were issued during the three months ended June 30, 2026.

During the three months ended March 31, 2026, the Company entered into agreements with various service providers to settle existing obligations through the future issuance of 864,900 shares resulting in the settlement of liabilities totaling $432,450. No gain or loss was recognized from recognition of the transaction. These 864,900 shares were issued during the three months ended June 30, 2026.

During the three months ended March 31, 2026, the Company entered into agreements with two employees for the payment of bonuses through the future issuance of 360,000 shares resulting in the settlement of liabilities totaling $180,000. No gain or loss was recognized from the transaction. These 360,000 shares were issued during the three months ended June 30, 2026.

During the three months ended June 30, 2026, the Company entered into agreements with various service providers to settle existing obligations through the issuance of 59,400 shares resulting in the settlement of liabilities totaling $190,080. No gain or loss was recognized from recognition of the transaction.

During the three months ended June 30, 2026, the Company issued 150,000 shares of common stock in the form of a restricted stock awards to a service provider. This award vests over a period of twenty-four months in eight equal quarterly installments. The total grant date fair value of the award was $249,000 and is being expensed on a ratable basis over the vesting period.

8. STOCKHOLDERS’ EQUITY

Upon formation, the authorized capital of the Company was 100,000,000 shares consisting of 100,000,000 shares of common stock, par value $0.0001.

Ordinary Shares

The Company’s common shares do not include any dividend or liquidation preferences, participation rights, call prices or unusual voting rights.

Share Cancellation

During October of 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. Consequently, as of the date of the filing, the Company had 9,440,362 shares of Common Stock outstanding. The cancellation was not given retroactive effect on the balance sheet as, pursuant to SAB Topic 4.C, it was not a stock dividend, stock split or reverse split.